Intangible Assets - Schedule of Reconciliations of the Written Down Values (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 17, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliations of the Written Down Values [Line Items]
Balance	$ 20,437,958		$ 21,493,661	$ 22,648,721
Additions	325,107		145,021	41,428
Amortisation expense	(604,795)		(1,200,724)	(1,196,488)
Balance	20,158,270	$ 20,158,270	20,437,958	21,493,661
Trade Secrets [Member]
Schedule of Reconciliations of the Written Down Values [Line Items]
Balance	20,223,135		21,416,006	22,608,877
Additions
Amortisation expense	(596,436)		(1,192,871)	(1,192,871)
Balance	19,626,699		20,223,135	21,416,006
Patents & trademarks [Member]
Schedule of Reconciliations of the Written Down Values [Line Items]
Balance	214,823		77,655	39,844
Additions	325,107		145,021	41,428
Amortisation expense	(8,359)		(7,853)	(3,617)
Balance	$ 531,571		$ 214,823	$ 77,655